General	12 Months Ended
Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL
NOTE 1:	GENERAL

a.	General:

Sapiens International Corporation N.V. (“Sapiens”) and its subsidiaries (collectively, the “Company”), a member of the Formula Systems (1985) Ltd. Group, is a global provider of software solutions for the insurance industry, with an emerging focus on the broader financial services sector. The Company’s offerings include policy administration, billing and claims; underwriting, illustration and electronic application; reinsurance; and decision management software. Sapiens’ digital suite features customer and agent portals, and an advanced analytics solution.

Sapiens global services includes program management, project delivery and implementation of the Company’ software solutions, business services and managed services.

The Company operates in North America, Europe, Asia Pacific and South Africa.

On August 21, 2018, Sapiens completed the process of migrating the legal domicile of the Company from Curaçao, where Sapiens was incorporated since its inception, to the Cayman Islands.

b.	Acquisition of Adaptik Corporation

On March 7, 2018 (the “acquisition date”), Sapiens completed the acquisition of all outstanding shares of Adaptik Corporation (“Adaptik”), a New-Jersey company engaged in the development of software solutions for P&C insurers, (including policy administration, rating, billing, customer and task management and product design), for a total cash consideration of $18,179 (of which $17,979 were paid in March 2018 and $200 will be paid in March 2022). In addition, the seller has performance based payments relating to achievements of revenue targets over three years (2018-2020) of up to $3,700. Such payments are subject to continued employment and therefore were not included in the purchase price. Acquisition related costs were approximately $0.3 million. Unaudited pro forma condensed results of operations for the years ended December 31, 2017 and 2018 were not presented, since the acquisition is immaterial. The result of Adaptik’s operations have been included in the consolidated financial statements since March 2018. An amount of $339 which was deposited in Escrow at closing, was recognized in short-term other receivables and prepaid expenses, as the Company expects to receive this amount.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of the acquisition date:

Net liabilities	$(2,697)
Intangible assets	12,936
Deferred taxes	(3,528)
Goodwill	11,468

Net assets acquired	$18,179

e.	Acquisitions in previous years:

1.	Acquisition of StoneRiver:

On February 28, 2017, the Company completed the acquisition of all of the outstanding shares of StoneRiver, Inc. (“StoneRiver”), a provider of technology solutions and services to the insurance industry for $101,351. The Company related acquisition costs of $1,348 is presented in general and administrative expenses.

The acquisitions of StoneRiver and Adaptik expanded Sapiens presence and scale in the North American insurance market, and allows the Company to offer its customers and partners a more extensive product portfolio in the industry.

The acquisition was accounted for by the acquisition method and accordingly, the purchase price has been allocated according to the estimated fair value of the assets acquired and liabilities assumed of StoneRiver. The results of StoneRiver’s operations have been included in the consolidated financial statements since February 28, 2017.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed:

Current assets	$16,785
Property and equipment	1,088
Goodwill	77,013
Intangible assets	38,146
Other long-term assets	78

Total assets acquired	$133,110

Current liabilities	$10,595
Deferred revenues	5,742
Deferred tax liabilities	15,071
Other long-term liabilities	351

Total liabilities acquired	31,759

Total purchase price	$101,351

The following table sets forth the components of intangible assets associated with the acquisition:

Fair value

Developed technology	$34,039
Customer relationships	3,333
Backlog	773

Total intangible assets	$38,145

Revenues of StoneRiver for the period since the acquisition date through December 31, 2017, which are included in the consolidated financial statements, amounted to $67,805.

Pro Forma information:

The following represents the unaudited pro forma condensed results of operations for the years ended December 31, 2017 and 2016, assuming that the acquisition of StoneRiver occurred on January 1, 2016. The pro forma information is not necessarily indicative of the results of operations, which actually would have occurred had the acquisitions been consummated on this date, nor does it purport to represent the results of operations for future periods.

	Year ended December 31,
	2016	2017
	Unaudited

Revenues	$295,698	$283,605
Net income (loss)	$15,556	$(89)

2.	Acquisition of KnowledgePrice:

On December 27, 2017, the Company entered into an agreement to purchase all of KnowledgePrice.com’s (“KnowledgePrice”) total shares outstanding. KnowledgePrice, a Latvian company, specializes in digital insurance services and consulting. The fair value of the total consideration amounted to $5,720, including a cash consideration of $4,068, and a contingent obligation valued at $1,652 at the acquisition date. In addition, the seller has performance based payments relating to achievements of revenue and profitability targets over three years (2018-2020) and retention payment of up to $1,116 that is subject to continued employment, and therefore not part of the purchase price. Unaudited pro forma condensed results of operations for the years ended December 31, 2017 was not presented, since the acquisition is immaterial.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed, as of the acquisition date:

Net assets	$780
Intangible assets	2,417
Deferred taxes	(363)
Goodwill	3,195

Net assets acquired	$6,029

3.	Acquisition of Maximum Processing:

On May 26, 2016, the Company entered into an agreement to purchase 100% of Maximum Processing Inc.’s (MaxPro) total shares outstanding. MaxPro specializes in providing business and technology solutions across the insurance industry. The Company paid cash consideration of $4,278. In addition, the seller has performance based payments relating to achievements of revenue and profitability targets that are also subject to continued employment, and therefore were not part of the purchase price.

4.	Acquisition of 4Sight business intelligence:

On June 7, 2016, the Company entered into an agreement to purchase 100% of 4Sight Business Intelligence Inc.’s (“4Sight”) total shares outstanding. 4sight’s system provides analytics software for the insurance industry. The Company paid cash consideration of $330. In addition, the seller has performance based payments relating to achievements of revenue and profitability targets that are also subject to continued employment, and therefore are not part of the purchase price.